Restricted net assets (Tables)	12 Months Ended
Dec. 31, 2013
Restricted net assets [Abstract]
Schedule of Condensed Balance Sheets

Condensed financial information of Parent Company

BALANCE SHEETS

As of December 31, 2011, 2012 and 2013

(U.S. dollars in thousands, except share data and per share data, unless otherwise noted)

	As of December 31,
	2011	2012	2013

ASSETS
Current assets:
Cash and cash equivalents	26,500	963	40,835
Term deposits	-	-	152,190
Amounts due from related parties	714	2,152	-
Prepayments and other current assets	-	-	456
Total current assets	27,214	3,115	193,481
Non-current assets:
Prepayment for investment in Taofang	1,000	-	-
Investments in subsidiaries and VIE	-	-	27,031
Total non-current assets	1,000	-	27,031
Total assets	28,214	3,115	220,512
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current liabilities:
Accrued expenses and other current liabilities	472	82	229
Total current liabilities	472	82	229
Non-current liabilities:
Deficits in subsidiaries and VIE	11,764	15,580	-
Total non-current liabilities	11,764	15,580	-
Total liabilities	12,236	15,662	229
Commitments and contingencies
Mezzanine equity
Series A Preference Shares (US$0.00001 par value, 27,028,572, 27,028,572 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	9,866	9,866	-
Series A-1 Preference Shares (US$0.00001 par value, 19,047,620, 19,047,620 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	11,473	12,435	-
Series B Preference Shares (US$0.00001 par value, 26,247,412, 26,247,412 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	51,211	55,509	-
Series B-1 Preference Shares (US$0.00001 par value, 15,243,000, 15,243,000 and nil shares authorized, 15,242,995, 15,242,995 and nil shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	56,734	61,707	-
Total mezzanine equity	129,284	139,517	-
Shareholders' equity/(deficit):
Ordinary shares (US$0.00001 par value, 4,912,433,396, 4,912,433,396 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 44,245,388, 44,245,388 and 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	1	1	2
Additional paid-in capital	-	-	359,276
Accumulated (deficit)	(113,349)	(152,059)	(138,419)
Accumulated other comprehensive income/(loss)	42	(6)	(576)
Total shareholders' equity/(deficit)	(113,306)	(152,064)	220,283
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	28,214	3,115	220,512

Schedule of Condensed Statements of Comprehensive Income/Loss

Condensed financial information of Parent Company

STATEMENTS OF COMPREHENSIVEINCOME/(LOSS)

For the Years Ended December 31, 2011, 2012 and 2013

(U.S. dollars in thousands, except share data and per share data, unless otherwise noted)

	For the Year Ended December 31,
	2011	2012	2013

Revenues	-	-	-
Cost of revenues	-	-	-
Gross profit	-	-	-
Operating (income)/expenses:
Sales and marketing expenses	-	-	-
Research and development expenses	-	-	-
General and administrative expenses	1,564	553	1,151
Share of (income)/loss of subsidiaries and VIE	81,602	29,914	(19,790)
Total operating (income)/expenses	83,166	30,467	(18,639)
Income/(loss) from operations	(83,166)	(30,467)	18,639
Other (expenses)/income:
Interest income	11	66	517
Foreign currency exchange income/(loss), net	(247)	-	401
Income/(loss) before tax	(83,402)	(30,401)	19,557
Income taxes benefits/(expenses)	-	-	-
Net income/(loss)	(83,402)	(30,401)	19,557
Accretions to preference shareholders redemption values	(6,547)	(10,233)	(9,134)
Income attributable to preference shareholders	-	-	(1,230)
Net income/(loss) attributable to ordinary shareholders	(89,949)	(40,634)	9,193
Net income/(loss)	(83,402)	(30,401)	19,557
Foreign currency translation adjustment, net of nil tax	2	(48)	(570)
Comprehensive income/(loss)	(83,400)	(30,449)	18,987

Schedule of Condensed Statements of Cash Flows

Condensed financial information of Parent Company

STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2011, 2012 and 2013

(U.S. dollars in thousands, unless otherwise noted)

	For the Year Ended December 31,
	2011	2012	2013

Cash flows from operating activities	(74,652)	(25,790)	(56)

Cash flows from investing activities	-	-	(173,415)

Cash flows from financing activities	57,110	253	213,343

Net increase/(decrease) in cash and cash equivalents	(17,542)	(25,537)	39,872

Cash and cash equivalents at the beginning of the year	44,042	26,500	963
Cash and cash equivalents at the end of the year	26,500	963	40,835
Non-cash supplemental financing activities
Accretions to preference shareholders redemption values	6,547	10,233	9,134